LOANS HELD FOR INVESTMENT AT FAIR VALUE, Changes in Loans Held at Fair Value (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Loans Receivable, Principal [Roll Forward]
Total loans held at fair value, beginning balance		$ 50,831,235	[1],[2],[3]	$ 46,080,605
Loans held at fair value, principal, realized gains / (losses) on loans at fair value, net				345,000
Loans held at fair value, principal, change in unrealized gains / (losses) on loans at fair value, net		0		0
Loans held at fair value, principal, new fundings		992,000		16,360,000
Loans held at fair value, principal, repayments				(5,000,000)
Loans held at fair value, principal, sale of loans				(7,345,000)
Loans held at fair value, principal, accretion of original issue discount		0		0
Loans held at fair value, principal, PIK Interest		389,373		390,630
Total loans held at fair value, ending balance	[3]	52,212,608	[4]	50,831,235	[1],[2]
Loans Held for Investment, Original Issue Cost [Roll Forward]
Loans held for at fair value, original issue discount, beginning balance		(3,836,524)		(2,974,054)
Loans held at fair value, original issue discount, realized gains / (losses) on loans at Fair value, net				0
Loans held at fair value, original issue discount, change in unrealized gains / (losses) on loans at Fair value, net		0		0
Loans held at fair value, original issue discount, new fundings				(1,595,199)
Loans held at fair value, original issue discount, repayments				0
Loans held at fair value, original issue discount, sale of loans				0
Loans held at fair value, original issue discount, accretion of original issue discount		600,009		732,729
Loans held at fair value, original issue discount, PIK Interest		0		0
Loans held for at fair value, original issue discount, ending balance		(3,379,497)		(3,836,524)
Loans Held for Investment, Fair Value [Roll Forward]
Loans held at fair value, beginning balance		48,558,051	[5],[6]	43,106,551
Loans held at fair value, change in realized gains / (losses) on loans at fair value, net				345,000
Loans held at fair value, change in unrealized gains / (losses) on loans at fair value, net		(144,402)		1,563,340
Loans held for at fair value, new fundings				14,764,801
Loans held at fair value, repayments				(5,000,000)
Loans held at fair value, sale of loans				(7,345,000)
Loans held at fair value, Accretion of original issue discount		600,009		732,729
Loans held at fair value, PIK Interest		389,373		390,630
Loans held at fair value, ending balance	[6]	$ 50,252,049		$ 48,558,051	[5]

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount ("OID") and loan origination costs.
[5]	Refer to Footnote 14
[6]	Refer to Footnote 14.